Contingencies, commitments and restrictions on the distribution of profits - Uruguayan Concession Agreements (Details) $ / shares in Units, $ in Thousands, item in Millions, $ in Millions						1 Months Ended	12 Months Ended
	Nov. 08, 2021 aircraft	Jun. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 01, 1998	Jan. 22, 1998	Nov. 30, 2022 USD ($)	Dec. 31, 2022 ARS ($) kg item $ / item	Dec. 31, 2022 USD ($) kg item $ / item	Dec. 31, 2021 USD ($)	Oct. 09, 2020 shares	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2006 $ / shares shares
Minimum
Contingencies, commitments and restrictions on the distribution of profits
Number of shares outstanding | shares										160,022,262
Puerta del sur
Contingencies, commitments and restrictions on the distribution of profits
Amount covered by insurance								$ 300,000	$ 300,000
Punta del Este
Contingencies, commitments and restrictions on the distribution of profits
Minimum annual concession fee		$ 500				$ 577
Incremental capital expenditures		35,000
Construction completion guarantee		1,600
Concession contract fulfilment guarantee		$ 4,200
Argentina | AA2000
Contingencies, commitments and restrictions on the distribution of profits
Minimum amount for civil liability insurance policy provision											$ 300.0	$ 1,700
Civil liability insurance premium paid			$ 300,000
Number of preferred shares convertible into common shares | shares													496,161,413
Nominal value of each convertible preferred share | $ / shares													$ 1
Percentage per year of total amount of initial preferred shares issued for maximum amount of conversion													12.50%
Initial term of concession agreement				30 years
Concession agreement extension period					10 years
Concession contract fulfilment guarantee							$ 3,498.4	$ 19,740
Argentina | NQN
Contingencies, commitments and restrictions on the distribution of profits
Concession agreement extension period									5 years
URUGUAY
Contingencies, commitments and restrictions on the distribution of profits
Number of passengers to determine additional fees | item							1.5	1.5
Period for performance guarantee returned after expiration of concession agreement							6 months	6 months
Incremental capital expenditures								$ 10,500
URUGUAY | Puerta del sur
Contingencies, commitments and restrictions on the distribution of profits
Number of regional airports | aircraft	6
Period to incur additional capital expenditures							5 years	5 years
Annual fee required to pay government higher of stated amount as per first condition								$ 5,361
Annual fee required to pay government, number of work units required, as per second condition | kg							100	100
Annual fee required to pay government, per unit value required, as per second condition | $ / item							0.00493	0.00493
Guarantee securing completion of construction work of new terminal			1,500
Additional guarantee granted			$ 2,250
Performance guarantee								$ 7,600
Minimum coverage amount								250,000
Incremental capital expenditures								73,500
URUGUAY | Punta del Este
Contingencies, commitments and restrictions on the distribution of profits
Amount covered by insurance								$ 340,000